Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of expenses

For the years ended December 31	2017	2016
Cost of sales	$2,035,545	$1,533,915
Selling and distribution	449,593	408,893
Administrative expenses	99,036	59,675
Total expenses by function	$2,584,174	$2,002,483

Cost of raw materials and purchased methanol	$1,637,085	$1,140,551
Ocean freight and other logistics	374,717	351,609
Employee expenses, including share-based compensation	243,707	204,762
Other expenses	96,440	77,507
Cost of sales and operating expenses	2,351,949	1,774,429
Depreciation and amortization	232,225	228,054
Total expenses by nature	$2,584,174	$2,002,483